NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 8,423	$ 8,600
Deferred Financing Costs and Other on Subsidiary Borrowings	(31)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	17
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	479
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,196
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	535
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,009
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,218
Total Principal repayments on Subsidiary Borrowings	8,454
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,024	2,504
Deferred Financing Costs and Other on Subsidiary Borrowings	(21)
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Real Estate | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	443
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	308
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,294
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	2,045
Renewable Power
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,098	2,328
Deferred Financing Costs and Other on Subsidiary Borrowings	(10)
Renewable Power | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	308
Renewable Power | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	299
Renewable Power | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,501
Total Principal repayments on Subsidiary Borrowings	2,108
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,470	1,993
Deferred Financing Costs and Other on Subsidiary Borrowings	(4)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	347
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,359
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	768
Total Principal repayments on Subsidiary Borrowings	2,474
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0	52
Deferred Financing Costs and Other on Subsidiary Borrowings	0
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	0
Residential Development
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,831	$ 1,723
Deferred Financing Costs and Other on Subsidiary Borrowings	4
Residential Development | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	17
Residential Development | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	36
Residential Development | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	541
Residential Development | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	227
Residential Development | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	57
Residential Development | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	949
Total Principal repayments on Subsidiary Borrowings	$ 1,827